VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Restricted cash and short-term deposits (note 15)	$ 134,043	$ 106,073
Liabilities
Current portion of long-term debt and short-term debt	(344,778)	(703,170)
Long-term debt	(844,546)	(920,130)
Total liabilities	(1,379,386)	(2,770,378)
Statement of operations
Interest expense	19,286	34,486	$ 39,182
Continuing operations
Statement of cash flows
Net debt repayments	(719,917)	(289,148)	(745,445)
Net debt receipts	276,640	411,866	624,901
Capitalized financing costs	(9,599)	(13,300)	(13,300)
Discontinued operations
Statement of cash flows
Net debt repayments	(158,000)	(268,107)	(189,088)
Net debt receipts	0	168,402	104,806
Capitalized financing costs	(280)	(3,700)	(1,277)
Variable interest entity, primary beneficiary
Assets
Restricted cash and short-term deposits (note 15)	21,691	16,523
Liabilities
Current portion of long-term debt and short-term debt	(337,547)	(380,554)
Long-term debt	(156,563)	(216,313)
Total liabilities	(494,110)	(596,867)
Variable interest entity, primary beneficiary | Continuing operations
Statement of operations
Interest expense	8,406	5,178	11,687
Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(446,484)
Net debt receipts	20,640	2,848	354,901
Capitalized financing costs	0	0	(3,731)
Variable interest entity, primary beneficiary | Discontinued operations
Statement of operations
Interest expense	3,814	17,492	23,046
Statement of cash flows
Net debt repayments	0	(234,873)	(104,179)
Net debt receipts	0	10,402	104,806
Capitalized financing costs	$ 0	$ (1,568)	$ (200)